SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
SHORT-TERM INVESTMENTS
Schedule of short-term investments	Short-term investments consisted of the following as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Time deposits	363,856	285,872	43,812